Summary of significant accounting policies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Minimum Ownership Amount To Be Accounted As Equity Method			at least 20% ownership
Maximum Ownership Amount To Be Accounted As Cost Method			less than 20% ownership
Period Of Unpaid Interest Or Principal For Loans Reported As Past Due			unpaid for 30 days or more
Period In Arrears On Payments Of Principal Or Interest For Discontinuation Of Recognition Of Interest Income On Commercial And Construction Loans			90 days or more in arrears
Period Of Past Due Principal And Interest For Charging Off The Impaired Portion Of Secured Loans			not later than 365 days past due
Time Period Past Due For Charging Off Commercial Unsecured Loans			no later than 180 days past due
Time Period In Arrears For Discontinuing Interest Income Recognition On Mortgage Loans			90 days or more in arrears
Time Period Past Due For Charging Off The Impaired Portion Of Mortgage Loans			180 days past due
Time Period In Arrears For Discontinuing Interest Income Recognition On Close End Consumer Loans And Home Equity Lines Of Credit			90 days or more in arrears
Time Period In Arrears For Discontinuing Interest Income Recognition On Lease Financing			90 days or more in arrears
Time Period In Arrears For Charging Off Close End Consumer Loans And Leases			120 days in arrears
Time Period In Arrears For Charging Off Open End Consumer Loans			180 days in arrears
Time Period Past Due For Charging Off Consumer Overdrafts			no later than 60 days past their due date
Period Of Sustained Performance To Discontinue Non Accrual Status			at least six months
Period Of Sustained Performance To Discontinue Non Accrual Status For Loans Providing Quarterly Or Semi Annual Payments			one year
Percent Of Remaining Principal Balance Of Delinquent Loan Repurchase Allowed			100% of the remaining principal balance of the loan
Book Value Of O R E O Appraisals Updated Annually			greater than $1 million
Book Value Of O R E O Appraisals Updated Every Two Years			lower than $1 million
Change Allowance For Loan Losses Increased Look Back Period	$ 19.6
Change Allowance For Loan Losses Additional Enhancements	$ 21.5
Historical Loss Period	60-months	36-months
Recent Loss Trend Adjustment			12-months
Period and Amount To Define Impaired Commercial And Construction Loans			total debt greater than or equal to $1 million with 90 days or more past due
Period For Loans Classified As TDR May Be Excluded From TDR Status			at least twelve months of sustained performance
Individual Review For Impairment Commercial and Construction Loans			$1 million and over
Period And Amount Used To Determine The Application Of The General Reserve Methodology To Commercial And Construction Loans			below the $1 million threshold and are still 90 days past due
Non Covered Loans
Significant Accounting Policies [Line Items]
Net Impact Revisions	$ 1.9
Banco Popular de Puerto Rico
Significant Accounting Policies [Line Items]
Loss Sharing Agreement Allocation Percentage			80.00%
Banco Popular de Puerto Rico | Non Covered Loans
Significant Accounting Policies [Line Items]
Change Allowance For Loan Losses Increased Look Back Period	17.9
Change Allowance For Loan Losses Additional Enhancements	20.5
Recent Loss Trend Adjustment Percentage			15.00%	50.00%
Banco Popular North America
Significant Accounting Policies [Line Items]
Recent Loss Trend Adjustment Percentage			4.00%	21.00%
Banco Popular North America | Non Covered Loans
Significant Accounting Policies [Line Items]
Change Allowance For Loan Losses Increased Look Back Period	1.7
Change Allowance For Loan Losses Additional Enhancements	$ 1.0
Maximum
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Useful Life			10 years
Minimum
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Useful Life			4 years
Mortgage and consumer
Significant Accounting Policies [Line Items]
Historical Loss Period			18-months
Commercial and construction
Significant Accounting Policies [Line Items]
Historical Loss Period			5-year
FDIC
Significant Accounting Policies [Line Items]
Loss Sharing Agreement Allocation Percentage			80.00%